Lease liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities.
Lease liabilities

17.Lease liabilities

	31 December	31 December	1 January
US$ thousand	2023	2022	2022
Current lease liability	5,848	—	—
Non-current lease liability	9,958	—	—
	15,806	—	—

Sale and leaseback of underground equipment

During the year ended 31 December 2023, in connection with the Acquisition, the Group entered into a sale and leaseback arrangement for certain underground equipment for total proceeds of $16,564 thousand. The equipment will continue to be used over the 3-year lease term. As a result of the sale and leaseback transaction, the Group recognized a lease liability and a corresponding right-of-use asset in the amount of $15,733 thousand. As total proceeds from the sale of the equipment exceeded the fair value of the equipment at the time of sale, the transaction included a financing arrangement and the Group recognized a financial liability in the amount of $609 thousand (Refer Note 21).

Amounts recognized in consolidated statement of profit or loss and other comprehensive income

	31 December	31 December
US$ thousand	2023	2022
Interest on lease liabilities	555	—
Depreciation on ROU assets	2,077	—
	2,632	—

Amounts recognized in statement of cashflows

	31 December	31 December
US$ thousand	2023	2022
Cash outflow from financing activities
Payment for lease liabilities	3,684	—
Total cash outflow for leases	3,684	—

17.Lease liabilities (continued)

Leases reconciliation

US$ thousand
Balance as of 1 January 2023	—

Additions to ROU assets	18,254
Additions from acquisition of subsidiary	504

Changes from financing activities:
Repayment of lease liabilities	(3,684)

Other changes:
Interest expense	555
Foreign exchange movements	177

Balance as of 31 December 2023	15,806

Lease payment maturity analysis (undiscounted)

	Year ended 31 December
US$ thousand	2023	2022

Within 1 year	1,010	—
1 - 2 years	884	—
2 - 3 years	625	—
More than 3 years	—	—
Total	2,519	—